Derivative Instruments - Fair Value (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Equities futures | Receivables from broker dealers and clearing organizations
Fair value of derivative instruments on a gross basis
Derivatives Assets, Fair Value	$ (10,046)	$ 241
Derivatives Assets, Notional	1,441,389	561,029
Equities futures | Payables to broker dealers and clearing organizations
Fair value of derivative instruments on a gross basis
Derivatives Liabilities, Fair Value		(268)
Derivatives Liabilities, Notional		122,948
Commodity futures | Receivables from broker dealers and clearing organizations
Fair value of derivative instruments on a gross basis
Derivatives Assets, Fair Value	86,901	42,489
Derivatives Assets, Notional	6,668,358	28,823,081
Commodity futures | Payables to broker dealers and clearing organizations
Fair value of derivative instruments on a gross basis
Derivatives Liabilities, Fair Value	90,322	(295)
Derivatives Liabilities, Notional	22,614,981	15,727
Currency futures | Receivables from broker dealers and clearing organizations
Fair value of derivative instruments on a gross basis
Derivatives Assets, Fair Value	13,333	3,180
Derivatives Assets, Notional	2,600,729	2,916,222
Currency futures | Payables to broker dealers and clearing organizations
Fair value of derivative instruments on a gross basis
Derivatives Liabilities, Fair Value	(519)	(3,077)
Derivatives Liabilities, Notional	2,131,257	2,123,341
Treasury futures | Receivables from broker dealers and clearing organizations
Fair value of derivative instruments on a gross basis
Derivatives Assets, Fair Value	(15)	504
Derivatives Assets, Notional	523,513	857,363
Options
Fair value of derivative instruments on a gross basis
Derivatives Assets, Fair Value	190	321
Derivatives Liabilities, Fair Value	214	79
Options | Receivables from broker dealers and clearing organizations
Fair value of derivative instruments on a gross basis
Derivatives Assets, Fair Value	190	321
Derivatives Assets, Notional	17,153	39,802
Options | Financial instruments sold, not yet purchased
Fair value of derivative instruments on a gross basis
Derivatives Liabilities, Fair Value	214	79
Derivatives Liabilities, Notional	17,909	12,913
Currency forwards
Fair value of derivative instruments on a gross basis
Derivatives Assets, Fair Value	361,506	1,629,637
Derivatives Liabilities, Fair Value	373,870	1,645,820
Currency forwards | Financial instruments owned
Fair value of derivative instruments on a gross basis
Derivatives Assets, Fair Value	361,506	1,629,637
Derivatives Assets, Notional	22,576,627	127,021,198
Currency forwards | Financial instruments sold, not yet purchased
Fair value of derivative instruments on a gross basis
Derivatives Liabilities, Fair Value	373,870	1,645,820
Derivatives Liabilities, Notional	24,557,934	125,152,639
Interest rate swaps
Fair value of derivative instruments on a gross basis
Derivatives Assets, Fair Value	424
Derivatives Liabilities, Fair Value	434	12
Interest rate swaps | Financial instruments owned
Fair value of derivative instruments on a gross basis
Derivatives Assets, Fair Value	424
Derivatives Assets, Notional	82,010
Interest rate swaps | Financial instruments sold, not yet purchased
Fair value of derivative instruments on a gross basis
Derivatives Liabilities, Fair Value	434	12
Derivatives Liabilities, Notional	$ 82,010	164,020
Virtu Financial, LLC and subsidiaries | Equities futures | Receivables from broker dealers and clearing organizations
Fair value of derivative instruments on a gross basis
Derivatives Assets, Fair Value		241	$ (2,719)
Derivatives Assets, Notional		561,029	232,352
Virtu Financial, LLC and subsidiaries | Equities futures | Payables to broker dealers and clearing organizations
Fair value of derivative instruments on a gross basis
Derivatives Liabilities, Fair Value		(268)	(3,024)
Derivatives Liabilities, Notional		122,948	769,929
Virtu Financial, LLC and subsidiaries | Commodity futures | Receivables from broker dealers and clearing organizations
Fair value of derivative instruments on a gross basis
Derivatives Assets, Fair Value		42,489	(29,642)
Derivatives Assets, Notional		28,823,081	38,681,821
Virtu Financial, LLC and subsidiaries | Commodity futures | Payables to broker dealers and clearing organizations
Fair value of derivative instruments on a gross basis
Derivatives Liabilities, Fair Value		(295)	(61)
Derivatives Liabilities, Notional		15,727	30,789
Virtu Financial, LLC and subsidiaries | Currency futures | Receivables from broker dealers and clearing organizations
Fair value of derivative instruments on a gross basis
Derivatives Assets, Fair Value		3,180	5,028
Derivatives Assets, Notional		2,916,222	2,281,524
Virtu Financial, LLC and subsidiaries | Currency futures | Payables to broker dealers and clearing organizations
Fair value of derivative instruments on a gross basis
Derivatives Liabilities, Fair Value		(3,077)	(381)
Derivatives Liabilities, Notional		2,123,341	959,125
Virtu Financial, LLC and subsidiaries | Treasury futures | Receivables from broker dealers and clearing organizations
Fair value of derivative instruments on a gross basis
Derivatives Assets, Fair Value		504	4
Derivatives Assets, Notional		857,363	203,966
Virtu Financial, LLC and subsidiaries | Treasury futures | Payables to broker dealers and clearing organizations
Fair value of derivative instruments on a gross basis
Derivatives Liabilities, Fair Value			79
Derivatives Liabilities, Notional			825,011
Virtu Financial, LLC and subsidiaries | Custom equity based swap | Payables to broker dealers and clearing organizations
Fair value of derivative instruments on a gross basis
Derivatives Liabilities, Fair Value			2
Derivatives Liabilities, Notional			15,877
Virtu Financial, LLC and subsidiaries | Options
Fair value of derivative instruments on a gross basis
Derivatives Assets, Fair Value		321	948
Derivatives Liabilities, Fair Value		79	2,038
Virtu Financial, LLC and subsidiaries | Options | Financial instruments owned
Fair value of derivative instruments on a gross basis
Derivatives Assets, Fair Value		321	948
Derivatives Assets, Notional		39,802	105,353
Virtu Financial, LLC and subsidiaries | Options | Financial instruments sold, not yet purchased
Fair value of derivative instruments on a gross basis
Derivatives Liabilities, Fair Value		79	2,038
Derivatives Liabilities, Notional		12,913	92,868
Virtu Financial, LLC and subsidiaries | Currency forwards
Fair value of derivative instruments on a gross basis
Derivatives Assets, Fair Value		1,629,637	179,650
Derivatives Liabilities, Fair Value		1,645,820	163,070
Virtu Financial, LLC and subsidiaries | Currency forwards | Financial instruments owned
Fair value of derivative instruments on a gross basis
Derivatives Assets, Fair Value		1,629,637	179,650
Derivatives Assets, Notional		127,021,198	59,513,182
Virtu Financial, LLC and subsidiaries | Currency forwards | Financial instruments sold, not yet purchased
Fair value of derivative instruments on a gross basis
Derivatives Liabilities, Fair Value		1,645,820	163,070
Derivatives Liabilities, Notional		125,152,639	$ 60,746,555
Virtu Financial, LLC and subsidiaries | Interest rate swaps
Fair value of derivative instruments on a gross basis
Derivatives Liabilities, Fair Value		12
Virtu Financial, LLC and subsidiaries | Interest rate swaps | Financial instruments sold, not yet purchased
Fair value of derivative instruments on a gross basis
Derivatives Liabilities, Fair Value		12
Derivatives Liabilities, Notional		$ 164,020